As filed with the Securities and Exchange Commission on October 8, 2009.

  File No. 033-58041
  File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933
  POST-EFFECTIVE AMENDMENT NO. 44  ☒
  and
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940
  AMENDMENT NO. 45  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

  Richard W. Grant, Esquire
  Morgan, Lewis & Bockius LLP
  1701 Market Street
  Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☒  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  on [date] pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2).

If appropriate check the following box:

  ☐  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

EXPLANATORY NOTE

Prospectus and Statement of Additional Information filed as part of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), as filed on September 28, 2009 ("Post-Effective Amendment No. 42"), are incorporated by reference herein.

The Consent of Independent Registered Public Accounting Firm (the "Auditor's Consent") was inadvertently omitted from Post-Effective Amendment No. 42. The applicable Auditor's Consent to Post-Effective Amendment No. 42 is filed as an exhibit herewith.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)  Registrant's Declaration of Trust, dated March 1, 1995, is herein incorporated by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 033-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(2)  Amended Schedule B, dated September 17, 2009, to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(3)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(4)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(5)  Schedule B dated January 1, 1997 to the Investment Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management with respect to the Large Cap and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997.

(d)(6)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 16, 1999.

(d)(7)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 1999.

(d)(8)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(9)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2000.

(d)(10)  Investment Sub-Advisory Agreement dated March 14, 2002 between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 29, 2002.

(d)(11)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(d)(12)  Investment Sub-Advisory Agreement dated January 24, 2003 between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(13)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management, Inc.) with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(14)  Investment Sub-Advisory Agreement dated June 22, 1999 between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(15)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and ARONSON+JOHNSON+ORTIZ, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(16)  Amended Schedules A and B dated December 17, 2008 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and ARONSON+JOHNSON+ORTIZ, LP with respect to the Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(d)(17)  Investment Sub-Advisory Agreement dated August 28, 2003 between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(18)  Amended Schedules A and B dated March 30, 2009 to the Investment Sub-Advisory Agreement between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Disciplined Equity, Large Cap, Large Cap Diversified Alpha, International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(19)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(20)  Amended Schedules A and B dated December 17, 2008 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha and U.S. Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(d)(21)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(22)  Assignment and Assumption Agreement between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(23)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(24)  Amended Schedules A and B dated July 9, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Large Cap and Large Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(25)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(26)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(27)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(d)(28)  Investment Sub-Advisory Agreement dated November 5, 2003 between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(29)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(30)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(31)  Investment Sub-Advisory Agreement dated September 30, 2003 between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003.

(d)(32)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(33)  Investment Sub-Advisory Agreement dated November 7, 2003 between SIMC and Metropolitan West Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(34)  Investment Sub-Advisory Agreement dated March 31, 2004 between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(35)  Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(36)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(37)  Investment Sub-Advisory Agreement dated July 15, 2004 between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 23, 2004.

(d)(38)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(d)(39)  Amended Schedules A and B dated July 8, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity, Large Cap, Large Cap Diversified Alpha, International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(40)  Amendment to Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(41)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(42)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(43)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(44)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(45)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(46)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(47)  Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(48)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(49)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(50)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(51)  Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003.

(d)(52)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(53)  Investment Sub-Advisory Agreement dated October 3, 2005 between SIMC and J.P. Morgan Investment Management, Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(54)  Amended Schedules A and B dated April 10, 2009 to the Investment Sub-Advisory Agreement dated October 3, 2005 between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond and Core Fixed Income Funds are herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(55)  Investment Sub-Advisory Agreement dated March 9, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(56)  Schedule B dated March 27, 2009 to the Investment Sub-Advisory Agreement dated March 9, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(57)  Investment Sub-Advisory Agreement dated October 11, 2005 between SIMC and SSgA Funds Management Inc. with respect to the Large Cap Index Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(58)  Investment Sub-Advisory Agreement dated April 1, 2006 between SIMC and Stone Harbor Investment Partners, LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(59)  Investment Sub-Advisory Agreement dated October 9, 2006 between SIMC and AXA Rosenberg Investment Management LLC with respect to the International Equity, Emerging Markets Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(60)  Amended Schedules A and B dated June 29, 2009 to the Investment Sub-Advisory Agreement dated October 9, 2007 between SIMC and AXA Rosenberg Investment Management LLC with respect to the Emerging Markets Equity, World Equity Ex-US, International Equity and Screened World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(61)  Investment Sub-Advisory Agreement dated September 28, 2006 between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(62)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(63)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(64)  Investment Sub-Advisory Agreement dated May 10, 2007 between SIMC and PanAgora Asset Management Inc. with respect to the Small/Mid Cap Equity and Small Cap Funds is herein incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(65)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management Inc. with respect to the Small/Mid Cap Equity, Emerging Markets Equity and Small Cap Funds is herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(d)(66)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity, Enhanced LIBOR Opportunities, International Equity, World Equity Ex-US and Real Return Funds are herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(67)  Investment Sub-Advisory Agreement dated March 30, 2007 between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(107) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(d)(68)  Amended Schedules A and B dated May 21, 2009 to the Investment Sub-Advisory Agreement dated March 30, 2007 between SIMC and Ares Management, LLC with respect to the High Yield Bond and Enhanced LIBOR Opportunities Funds are herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(69)  Investment Sub-Advisory Agreement dated July 13, 2007 between SIMC and Janus Capital Management LLC, with respect to the Small Cap and Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(d)(70)  Investment Sub-Advisory Agreement dated October 10, 2007 between SIMC and ING Investment Management Advisors, B.V. with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(110) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 20, 2007.

(d)(71)  Investment Sub-Advisory Agreement dated October 31, 2007 between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management Inc.) with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(117) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(72)  Investment Sub-Advisory Agreement dated January 16, 2008 between SIMC and Quantitative Management Associates LLC with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(111) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(73)  Investment Sub-Advisory Agreement dated June 27, 2008 between SIMC and Artisan Partners Limited Partnership with respect to the World Equity Ex-US and Emerging Markets Equity Funds is herein incorporated by reference to Exhibit (d)(112) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(74)  Investment Sub-Advisory Agreement dated June 26, 2008 between SIMC and Delaware Management Company with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(113) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(75)  Investment Sub-Advisory Agreement dated August 1, 2008 between SIMC and Legg Mason Capital Management, Inc. with respect to the Large Cap, Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds is herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(d)(76)  Investment Sub-Advisory Agreement dated June 30, 2008 between SIMC and Oppenheimer Capital LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(115) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(77)  Investment Sub-Advisory Agreement dated July 15, 2008 between SIMC and Principal Global Investors, LLC with respect to the International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(116) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(78) Schedule B dated March 30, 2009 to the Investment Sub-Advisory Agreement dated July 15, 2008 between SIMC and Principal Global Investors, LLC with respect to the International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(79)  Investment Sub-Advisory Agreement dated July 15, 2008 between SIMC and Wells Capital Management Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(117) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(80)  Investment Sub-Advisory Agreement dated May 4, 2009 between SIMC and Neuberger Berman Management LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(81)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated May 4, 2009 between SIMC and Neuberger Berman Management LLC with respect to the Small Cap and Large Cap Funds are herein incorporated by reference to Exhibit (d)(81) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(82)  Investment Sub-Advisory Agreement dated December 2, 2008 between SIMC and Declaration Management & Research LLC with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(d)(83)  Amended Schedules A and B dated May 29, 2009 to the Investment Sub-Advisory Agreement dated December 2, 2009 between SIMC and Declaration Management & Research LLC with respect to the International Equity, World Equity Ex-US and Enhanced LIBOR Opportunities Funds are herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(84)  Investment Sub-Advisory Agreement dated March 27, 2009 between SIMC and Massachusetts Financial Services Company with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(85)  Investment Sub-Advisory Agreement dated March 26, 2009 between SIMC and Guggenheim Investment Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(86)  Investment Sub-Advisory Agreement dated March 31, 2009 between SIMC and Brigade Capital Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(87)  Investment Sub-Advisory Agreement dated April 2, 2009 between SIMC and Acadian Asset Management LLC with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(88)  Investment Sub-Advisory Agreement dated July 8, 2009 between SIMC and AQR Capital Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(88) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(89)  Investment Sub-Advisory Agreement dated July 24, 2009 between SIMC and Jennison Associates LLC with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(89) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(90)  Investment Sub-Advisory Agreement dated July 21, 2009 between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(e)(2)  Amended Schedule A, dated September 17, 2009, to the Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(g)(2)  Custodian Agreement between the Trust and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(h)(2)  Amended Schedule D, dated September 17, 2009, to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(i)  Opinion and Consent of Counsel is herein incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(4)  The Code of Ethics for SEI Institutional Investments Trust is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(5)  The Code of Ethics for AllianceBernstein L.P., dated January 2007, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(6)  The Code of Ethics for Artisan Partners Limited Partnership, dated August 3, 2009, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(7)  The Code of Ethics for The Bank of New York Mellon Corporation, the parent company of The Boston Company Asset Management LLC, dated July 2007, is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(8)  The Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(9)  The Code of Ethics for Lee Munder Capital Group, LLC, dated July 21, 2009, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(10)  The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(p)(11)  The Code of Ethics for McKinley Capital Management, LLC, dated January 1, 2009, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(12)  The Code of Ethics for Metropolitan West Asset Management LLC, dated November 2008, is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(13)  The Code of Ethics for Security Capital Research & Management Incorporated, dated May 1, 2007, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(14)  The Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(15)  The Code of Ethics for Wells Capital Management, Inc., dated February, 2007, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(16)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated September, 2006, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(17)  The Code of Ethics for ARONSON+JOHNSON+ORTIZ, LP, dated January 2, 2008, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(p)(18)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC and Janus Capital Management, LLC, dated November 24, 2008, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(19)  The Code of Ethics for Analytic Investors, LLC is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(p)(20)  The Code of Ethics for Quantitative Management Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(p)(21)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated September 2, 2008, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(22)  The Code of Ethics for Integrity Asset Management, LLC, dated June 1, 2009, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(23)  The Code of Ethics for Rexiter Capital Management Limited, dated October, 2005, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(24)  The Code of Ethics for Acadian Asset Management LLC, dated January 2009, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(25)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(26)  The Code of Ethics for Ashmore Investment Management Limited, dated March 10, 2009, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(27)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc., dated January 1, 2009, is herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(28)  The Code of Ethics for SSgA Funds Management, Inc., dated May 2007, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(p)(29)  The Code of Ethics for Stone Harbor Investment Partners LP is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(30)  The Code of Ethics for AXA Rosenberg Investment Management Inc., dated February 7, 2005, is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(31)  The Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(p)(32)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(33)  The Code of Ethics for PanAgora Asset Management, Inc., dated September 30, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257, filed with the SEC on December 23, 2008.

(p)(34)  The Code of Ethics for ING Investment Management Advisors, B.V. is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 20, 2007.

(p)(35)  The Code of Ethics for Legg Mason Capital Management, Inc., dated February 8, 2007, is herein incorporated by reference to Exhibit (p)(49) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(36)  The Code of Ethics for Allianz Global Investors of America L.P., the parent company of Oppenheimer Capital LLC, dated February 2, 2009, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(37)  The Code of Ethics for Principal Global Investors, LLC, dated January 1, 2009, is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(38)  The Code of Ethics for Neuberger Berman Management LLC, dated September 2006, is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(p)(39)  The Code of Ethics for Declaration Management & Research LLC is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(p)(40)  The Code of Ethics for UBS Global Asset Management (Americas) Inc. is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(41)  The Code of Ethics for Brigade Capital Management, LLC is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(42)  The Code of Ethics for Guggenheim Investment Management, LLC, dated March 2009, is herein incorporated by reference to Exhibit (p)(47) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(43)  The Code of Ethics for Massachusetts Financial Services Company, dated October 12, 2007, is herein incorporated by reference to Exhibit (p)(48) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(44)  The Code of Ethics for AQR Capital Management, LLC is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(45)  The Code of Ethics for Jennison Associates LLC, dated December 31, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Nina Lesavoy, James M. Storey, Stephen F. Panner and James M. Williams are herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

Item 24.

See the Prospectus and Statement of Additional Information filed as part of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), as filed on September 28, 2009, regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The adviser and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary Bergstrom Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	Director, asset management

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John Chisholm Executive Vice President, co-CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	Director, asset management

Churchill Franklin Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	Director, asset management Director, asset management Director, asset management

Ronald Frashure Chief Executive Officer, President, co-CIO, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	Director, asset management Director, asset management

Mark Minichiello Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	Director, asset management

Raymond Mui Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	Director, asset management

Brian Wolahan Senior Vice President, Director of Alternative Strategies, Member of Board of Managers	—	—

James Wylie Senior Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Cayman Limited G.P.	Director, asset management Director, asset management

Linda Gibson Member of Board of Managers	Executive Vice President, Secretary and General Counsel—Old Mutual (US) Holdings Inc. (a holding company); Larch Lane Advisors, LLC (an investment adviser); 2100 Xenon Group LLC (an investment adviser);	Affiliated Directorships

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Acadian Asset Management LLC (an investment adviser); Old Mutual Asset Management Trust Company (a trust company)

Thomas Turpin Member of Board of Managers	Executive Vice President and
Chief Operating Officer—Old
Mutual (US) Holdings Inc. (a
holding company);
Old Mutual Funds III (a
registered investment
company);
Old Mutual Capital, Inc. (an
investment adviser);
Acadian Asset Management
LLC (an investment adviser);
Old Mutual Group Limited (a
holding company);
Old Mutual Asset Managers
(Bermuda) Ltd. (an investment
adviser);
Old Mutual Group Services
Limited (a financial services
company);
Liberty Ridge Capital, Inc. (an
investment adviser) Chairman
and Director;
Larch Lane Advisors, LLC (an
investment adviser);
Provident Investment Counsel,
Inc. (an investment adviser);
Ashfield Capital Partners, LLC.
(an investment adviser);
Old Mutual Funds II (a
registered investment
company);
Old Mutual Insurance Series
Fund (a registered investment
company);
Old Mutual Asset Managers
(UK) Ltd. (an investment
adviser);
Analytic Investors, LLC (an
investment adviser);
Copper Rock Capital Partners,
	LLC (an investment adviser);	Affiliated Directorships

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Old Mutual Asset Management
Trust Company (a trust
company);
2100 Xenon Group LLC (an
investment adviser);
Rogge Global Partners plc (an
investment adviser);
Investment Counselors of
Maryland, LLC (an investment
adviser);
LML Holdings, Inc. (a holding
company for Lincluden
affiliated financial services
firms)

Stephen Clarke Member of Board of Managers	Senior Vice President, Relationship Manager—Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser); Lincluden Management Limited (an investment adviser)	Affiliated Directorships

James Mikolaichik Member of Board of Managers	Executive Vice President, Head
of Strategy, Product and
Corporate Development—Old
Mutual (US) Holdings Inc. (a
holding company);
Acadian Asset Management
LLC (an investment adviser);
2100 Xenon Group LLC (an
	investment adviser)	Affiliated Directorships

Matthew Appelstein Member of Board of Managers	Executive Vice President, Head
of Institutional Sales and
Marketing—Old Mutual (US)
Holdings Inc. (a holding
company);
Acadian Asset Management
LLC (an investment adviser);
Old Mutual Investment Partners;
Old Mutual Global Funds, plc;
Old Mutual Absolute Return
Funds;
Old Mutual Emerging Managers
Funds;
	Old Mutual/Claymore Long-Short Fund;	Affiliated Directorships

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
TS&W/Claymore Tax-Advantaged Balanced Fund; Old Mutual Capital Inc.

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Peter Kraus Chairman of the Board and Chief Executive Officer	—	—

Henri de Castries Director	AXA AELIC AXA Financial	Chairman, Management Board Director Chairman of the Board

Christopher M. Condron Board Director	AXA AELIC AXA Financial	Member of the Management Chairman, Chief Executive Officer Director, President & Chief Executive Officer

Denis Duverne Director	AXA AELIC	Chief Financial Officer Director

Richard S. Dziadzio Director	—	—

Deborah S. Hechinger Director	—	—

Lorie A. Slutsky Director	The New York Community Trust AELIC	President and Chief Executive Officer Director

Dominique Carrel-Billard Director	AXA	Chief Executive Officer

Peter J. Tobin Director	AXA	Director

Peter Etzenbach Director	—	—

Weston M. Hicks Director	Alleghany Corporation	President and Chief Executive Officer

Nick Lane Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
A.W. (Pete) Smith, Jr. Director	Smith Consulting	President

Seth J. Masters Executive Vice President	—	—

Sharon E. Fay Executive Vice President	—	—

Mark R. Manley Senior Vice President, Deputy General Counsel and Chief Compliance Officer	—	—

Robert Henry Joseph Jr. Senior Vice President & Chief Financial Officer	—	—

Edward J. Farrell Senior Vice President and Controller	—	—

Marilyn Fedak Executive Vice President	—	—

Thomas S. Hexner Executive Vice President	—	—

James G. Reilly Executive Vice President	—	—

Lawrence H. Cohen Executive Vice President	—	—

Laurence E. Cranch Executive Vice President and General Counsel	—	—

Christopher Toub Executive Vice President	—	—

Lisa Shalett Executive Vice President	—	—

David Steyn Executive Vice President	—	—

Douglas J. Peebles Executive Vice President	—	—

James A. Gingrich Executive Vice President	—	—

Jeffrey S. Phlegar Executive Vice President	—	—

Gregory J. Tencza Executive Vice President	—	—

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha and U.S. Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors Bonneville Holding Corporation Deseret Trust Company Deseret Trust Company of California	President Director Director Director

Thomas Turpin Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer

Harindra de Silva Director and President	Analytic US Market Neutral, Ltd.
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

Marie Nastasi Arlt Director and Chief Operating Officer	Analytic US Market Neutral, Ltd.
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

AQR Capital Management, LLC

AQR Capital Management, LLC ("AQR") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AQR has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Ares Management LLC

Ares Management LLC ("Ares") is a sub-adviser for the Registrant's Enhanced LIBOR Opportunities and High Yield Bond Funds. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gregory Margolies Senior Partner and Head of the Capital Markets Group	Merrill Lynch	Managing Director and Global Head of Leveraged Finance and Capital Commitments

ARONSON+JOHNSON+ORTIZ, LP

ARONSON+JOHNSON+ORTIZ, LP ("AJO") is a sub-adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Aronson Managing Principal Portfolio Manager	—	—

Kevin M. Johnson Principal Portfolio Manager	—	—

Martha E. Ortiz Principal Portfolio Manager	—	—

Stefani Cranston Principal Portfolio Manager	—	—

Joseph F. Dietrick Principal Chief Compliance Officer	—	—

Douglas D. Dixon Principal Trader	—	—

Paul Dodge Principal Operations	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stuart P. Kaye Principal Portfolio Manager	Invesco	Global Partner (1997 – 2008)

Gina Marie N. Moore Principal Portfolio Manager	—	—

Gregory J. Rogers Principal Trader	—	—

R. Brian Wenzinger Principal Portfolio Manager	—	—

Christopher J.W. Whitehead Principal Research Analyst	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap, World Equity Ex-US and Emerging Markets Equity Funds. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer President

Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer Chief Financial Officer and Treasurer

Janet D. Olsen General Counsel	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President and Secretary

Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

Karen L. Guy Chief Operating Officer— Business Operations	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President

Eric R. Colson Chief Operating Officer— Investment Operations	Artisan Investment Corporation	Vice President

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 61 Aldwych, London, United Kingdom WC2B 4AE. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark Langhorn Coombs Director	Ashmore Group plc
Ashmore Investments (UK) Ltd
Ashmore Asset Management
Limited (Non-trading)
EMTA (formerly "Emerging
Markets Traders Association"
(US registered))
Ashmore (Hong Kong) Limited
(Hong Kong registered)
Ashmore Energy International
Limited (Cayman Islands
registered)
The Ashmore Group plc Limited
Pension Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Mark Coombs
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Julian Green
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Christopher Raeder
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Jerome Booth	Director (Chief Executive)
Director (Chief Executive)
Director
Director (Co-chair)

Director (resigned
November 11, 2007)
Director (extinguished, as the
company was dissolved on
December 29, 2007)
Trustee (Ceased)
Trustee

Trustee

Trustee

Trustee

Trustee

Graeme Dell Director	Ashmore Group plc
Ashmore Investments (UK)
Limited
Ashmore Global Opportunities
Limited
Ashmore Investment Management
(Singapore) Pte. Ltd
(Singapore registered)
Ashmore Private Equity Turkey
Management Limited
	(Guernsey registered)	Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
AA Development Capital
Investment Managers LLC
(Mauritius registered)
AA Indian Development Capital
Advisors (Private) Limited
(India registered)
AA Development Capital
India (GP) Limited
(Guernsey Limited)
Ashmore Investments (Brasil)
Limited (Guernsey registered)
Ashmore Management Company
Brasil Limited (Guernsey
registered)
Ashmore Investments
(Turkey) B.V. (registered in
The Netherlands)
Ashmore Portfoy Yonetimi
Anonim Sirketi (Turkey
registered)
Ashmore Investments (India)
Limited (Mauritius registered)
Ashmore Investment Advisors
(India) Private Limited (India
registered)
Ashmore Investments
Intermediate (India) Limited
(Mauritius registered)
Global Special Emlak ve
Yatrim A.S (Turkey registered)
Aldwych Administration Services
Ltd (formerly Ashmore
Corporate Finance Ltd)
Ashmore (FOF) Limited
Ashmore (FOF) Corporation
AA Development Capital India
PIPE 1 LLC (Mauritius
registered)
Ashmore Investments
	(Colombia) SL	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director

AXA Rosenberg Investment Management LLC

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Emerging Markets Equity and Screened World Equity Ex-US Funds. The principal business address of AXA Rosenberg is 4 Orinda Way, Building E, Orinda, California 94563. AXA Rosenberg is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stephane Prunet Global Chief Executive Officer	AXA Investment Managers SA	Member, AXA IM Executive Committee

Agustin Sevilla Global Chief Investment Officer	—	—

Doug Burton Chief Executive Officer of The Americas	—	—

William E. Ricks Chief Investment Officer of The Americas	—	—

Barr Rosenberg Chairman	—	—

Kenneth Reid Group Vice Chairman	—	—

Vincent Ordonneau Global Chief Financial Officer	—	—

William R. Wiebe Global Head of Legal and Compliance	—	—

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is One Boston Place, Boston, Massachusetts 02108. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Corey Griffin	TBC General Partner, LLC The Boston Company Asset Management, LLC The Boston Company Asset Management NY, LLC	Manager, President Manager Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David Cameron	The Boston Company Asset Management, LLC The Boston Company Asset Management NY, LLC	Chairman/President/ CEO/Manager Chairman/President/ CEO/Manager

Phillip N. Maisano	The Boston Company Asset
Management, LLC
Dreyfus Corporation
Founders Asset Management LLC
Mellon Capital Management
Corp.
Newton Management Limited
Standish Mellon Asset
Management Company LLC
EACM Advisors LLC
The Boston Company Asset
Management NY, LLC
Alternative Holdings I, LLC
Alternative Holdings II, LLC
BNY Alcentra Group Holdings,
Inc.
BNY Mellon Investment Office
GP LLC
BNY Mellon, National
Association
Mellon Global Alternative
Investments Limited
Mellon Holdings LLC
Pareto Investment Management
Limited
Urdang Capital Management, Inc
Urdang Securities Management,
	Inc.	Manager CIO, Vice Chair and Director Manager Director Director Manager Chairman, Manager Manager President President Director Manager Senior Vice President Director Signing Officer Director Director Director

Cyrus Taraporevala	Urdang Capital Management, Inc.
The Boston Company Asset
Management, LLC
The Boston Company Asset
Management NY LLC
BNY Mellon, National
Association
The Bank of New York Mellon
The Dreyfus Corporation
Urdang Securities Management,
	Inc.	Director Manager Manager Senior Vice President Vice President Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald O'Hanley	EACM Advisors, LLC
MAM (MA) Holdings Trust
Mellon Capital Management
Corporation
Pareto Investment Management
Limited
Standish Mellon Asset
Management Company LLC
The Boston Company Asset
Management, LLC
The Dreyfus Corporation
BNY Mellon Asset Management
The Boston Company Asset
Management NY, LLC
The Bank of New York Mellon
Corporation
Alternative Holdings I, LLC
Alternative Holdings II, LLC
BNY Alcentra Group Holdings,
Inc
BNY Mellon Asset Management
Japan Limited
Ivy Asset Management LLC
Mellon Global Investing Corp.
Neptune LLC
Walter Scott & Partners Limited
WestLB Mellon Asset
Management Holdings Limited
BNY Mellon Investment Office
GP LLC
Newton Management Limited
BNY Mellon, National
Association	Manager
Trustee & President
Director
Non Executive Director
Manager
Manager
Director
President and CEO
Manager
Vice Chairman, Executive
Committee
Manager
Manager
Director
Director
Manager
Director, CEO, Chairman
Chairman and President
Director
Director
Manager
Director
Vice Chair

Edward Ladd	The Boston Company Asset Management, LLC Standish Mellon Asset Management Company LLC BNY Alcentra Group Holdings, Inc. Pareto Investment Management Limited The Boston Company Asset Management NY, LLC	Manager Manager Director Director Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott E. Wennerholm	EACM Advisors, LLC
Mellon Capital Management
Corporation
Newton Management Limited
Standish Mellon Asset
Management Company LLC
The Boston Company Asset
Management, LLC
MAM (MA) Holdings Trust
The Boston Company Asset
Management NY, LLC
Alternative Holdings I, LLC
Alternative Holdings II, LLC
BNY Alcentra Group Holdings,
Inc
BNY Mellon, National
Association
Fixed Income and Cash AM
Service Company LLC
HX&L, LLC
Ivy Asset Management LLC
Mellon International
Holdings S.à r.l
Pareto Investment Management
Limited
The Dreyfus Corporation
Urdang Capital Management, Inc.
Urdang Securities Management,
	Inc.	Manager Director Director Manager Manager Trustee Manager Manager Manager Director Senior Vice President Manager Manager, Administrator Manager Director Director Director Director Director

Brigade Capital Management, LLC

Brigade Capital Management, LLC ("Brigade") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, NewYork 10022. Brigade is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Don Morgan Managing Member	NII Holdings, Inc.	Director (former)—resigned Q2 2008

Neal Goldman Portfolio Manager/ Senior Analyst	Catalyst Paper NII Holdings, Inc.	Director Director (former)—resigned Q2 2008

Declaration Management & Research LLC

Declaration Management & Research LLC ("Declaration") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of Declaration is 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102. Declaration is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Barry H. Evans Chairman and Director	MFC Global Investment Management (US), LLC	Director, President & COO

Ronald J. McHugh Director	John Hancock Life Insurance Company	Senior Vice President

Jean-Francois Courville Director	MFC Global Investment Management (U.S.A.) Limited	Director, President & CEO

Janis L. Largesse Director	MFC Global Investment Management (US), LLC	Director, AVP and Global Controller

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and High Yield Bond Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Investments® Family of
Funds
Delaware Investments
Lincoln National Investment
Companies, Inc.
Kaydon Corp.
Investment Company Institute (ICI)
Cradle of Liberty Council, BSA
St. John Vianney Roman Catholic
	Church	Chairman, President and Chief Executive Officer Various executive capacities President Director Board of Governors Member Investment Committee Member Finance Committee Member

Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments® Family of Funds Delaware Investments	Executive Vice President, Head of Equity Investments Various executive capacities

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. HYPPCO Finance Company Ltd.	Executive Vice President, Managing Director—Fixed Income Various executive capacities Executive Vice President, Managing Director, Chief Investment Officer—Fixed Income Director, Trustee

Douglas L. Anderson Senior Vice President, Operations	Delaware Investments	Various executive capacities

Marshall T. Bassett Senior Vice President, Chief Investment Officer— Emerging Growth Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Emerging Growth Equity Various executive capacities

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Municipal Bond Investments Various executive capacities

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/Director of Municipal Research Various executive capacities

Stephen J. Busch Senior Vice President Investment Accounting	Delaware Investments Delaware Investments® Family of Funds	Various executive capacities Senior Vice President, Investment Accounting

Michael F. Capuzzi Senior Vice President— Investment Systems	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President— Investment Systems Various executive capacities

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Chief Investment Officer—Emerging Markets Various executive capacities

Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stephen J. Czepiel Senior Vice President, Portfolio Manager, Senior Municipal Bond Trader	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Chuck M. Devereux Senior Vice President, Senior Research Analyst	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Research Analyst Various executive capacities

Roger A. Early Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Equity Trading Various executive capacities

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Director of Quantitative Research Various executive capacities

Kevin P. Loome Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments Various executive capacities

Timothy D. McGarrity Senior Vice President, Financial Services Officer	Delaware Investments	Senior Vice President/ Financial Services Officer

Francis X. Morris Senior Vice President, Chief Investment Officer— Core Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Core Equity Various executive capacities

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Compliance Officer Various executive capacities Senior Vice President, Chief Compliance Officer

Susan L. Natalini Senior Vice President, Marketing & Shares Services	Delaware Investments	Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
D. Tysen Nutt Senior Vice President, Chief Investment Officer— Large Cap Value Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Large Cap Value Equity Various executive capacities

Philip O. Obazee Senior Vice President/ Derivatives Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/ Derivatives Manager Various executive capacities

David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments® Family of Funds Delaware Investments Optimum Fund Trust Lincoln National Investment Companies, Inc.	Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel
Various executive capacities
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer

Richard Salus Senior Vice President, Controller, Treasurer	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. Optimum Fund Trust	Senior Vice President, Chief Financial Officer Various executive capacities Senior Vice President, Controller, Treasurer Senior Vice President, Chief Financial Officer

Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer— Focus Growth Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Focus Growth Equity Various executive capacities

Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John S.Weinberg Managing Director	The Goldman Sachs Group, Inc.	Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Chairman, Chief Executive Officer and Director Managing Director

Guggenheim Investment Management, LLC

Guggenheim Investment Management, LLC ("GIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of GIM is 135 East 57th Street, 6th Floor, New York, New York 10022. GIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Todd Boehly Managing Partner	Guggenheim Corporate Funding,
LLC
Guggenheim Partners, LLC

The Landon School
New Canaan Partners, LLC
Five Guys New York
iQor Holdings Inc
Lionel Holdings LLC
Finding a Cure for Epilepsy and
	Seizures (f.a.c.e.s)	Managing Partner; Affiliate of GIM Managing Partner and Office of the Chief Executive; Affiliate of GIM Trustee Director Director Director Director Board Member

Kenneth Nick Chief Compliance Officer	Guggenheim Partners, LLC	Managing Director/Senior Counsel; Affiliate of GIM

ING Investment Management Advisors, B.V.

ING Investment Management Advisors, B.V. ("IIMA") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal address for IIMA is Prinses Beatrixlaan 15, The Hague, The Netherlands, 2595 AK. IIMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David Eckert Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Gilbert Van Hassel Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Jonathan T. Atack Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jan G.S. Straatman Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Michael Van Elk Officer	Various subsidiaries of ING Investment Management Europe B.V.	Officer

Gorky Urquieta Portfolio Manager	ING Investment Management Co.	Portfolio Manager

Daniel Eustaquio Portfolio Manager	ING Investment Management Co.	Portfolio Manager

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Diversified, Large Cap, Large Cap Disciplined Equity, International Equity and World Equity Ex-US Funds. The principal business address of INTECH is 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. INTECH is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Integrity has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Timothy K. Armour[1] Interim Chief Executive Officer	Janus Capital Group Inc. Perkins Investment Management LLC Janus Management Holdings Corp.	Director Director Interim Director and President

1  Position effective July 13, 2009.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robin C. Beery Chief Marketing Officer and Executive Vice President	Janus Capital Group Inc. Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC Perkins Investment Management LLC	Chief Marketing Officer and Executive Vice President Executive Vice President Executive Vice President Working Director Director

Gary D. Black[2] Chief Executive Officer	Janus Capital Group Inc. Janus Management Holdings Corp. Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Chief Executive Officer and Director President and Director Executive Vice President Executive Vice President Working Director

Daniel P. Charles Senior Vice President	Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Executive Vice President Executive Vice President Working Director

Jonathan D. Coleman Co-Chief Investment Officer and Executive Vice President	—	—

Gregory A. Frost Chief Financial Officer and Executive Vice President	Janus Capital Group Inc. Janus Management Holdings Corp. Janus Services LLC Janus Distributors LLC Capital Group Partners, Inc Janus International Holding LLC Janus Holdings LLC	Chief Financial Officer and
Executive Vice President
Chief Financial Officer,
Executive Vice President and
Director
Chief Financial Officer and
Executive Vice President
Chief Financial Officer
and Executive Vice President
Chief Financial Officer,
Executive Vice President and
Director
Executive Vice President,
Controller and Director
Senior Vice President, Controller
and Director

2  Effective July 13, 2009, Mr. Black resigned from all of his positions with Janus.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	INTECH Investment Management LLC Janus Capital Asia Limited Janus Capital International Limited Janus Capital Singapore Pte. Limited Perkins Investment Management LLC	Vice President and Working Director Director Director Director Executive Vice President and Director

Scott S. Grace[3] Senior Vice President and Treasurer	Janus Capital Group, Inc. Janus Management Holdings Corp. Capital Group Partners, Inc. Perkins Investment Management LLC Janus Holdings LLC	Senior Vice President and Treasurer Senior Vice President and Treasurer Senior Vice President and Treasurer Assistant Treasurer Treasurer

Heidi W. Hardin General Counsel, Senior Vice President and Secretary	Janus Services LLC Janus Distributors LLC Capital Group Partners Inc. Perkins Investment Management LLC	General Counsel, Senior Vice President and Secretary General Counsel, Senior Vice President and Secretary Secretary Secretary

Kelley Abbott Howes Chief Administrative Officer and Executive Vice President	Janus Capital Group Inc. Janus Management Holdings Corp. Janus Distributors LLC Capital Group Partners, Inc. INTECH Investment Management LLC	Chief Administrative Officer,
General Counsel, Executive
Vice President and Secretary
Chief Administrative Officer,
General Counsel, Executive
Vice President, Secretary and
Director
Chief Administrative Officer and
Executive Vice President
Director
Vice President

3  Mr. Grace announced plans to leave Janus in September 2009.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David R. Kowalski Chief Compliance Officer and Senior Vice President	Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Chief Compliance Officer and Senior Vice President Chief Compliance Officer and Senior Vice President Vice President

Dominic C. Martellaro[4] Executive Vice President	Janus Capital Group Inc. Janus Distributors LLC Janus Services LLC	Executive Vice President President Executive Vice President

Gary J. Rulh Senior Vice President, Chief Technology Officer	Policy Studies Inc.[5]	Chief Information Officer

Gibson Smith Co-Chief Investment Officer and Executive Vice President	Janus Services LLC Janus Distributors LLC Perkins Investment Management LLC	Executive Vice President Executive Vice President Director

4  Mr. Martellaro announced plans to resign from his positions with Janus, effective October 31, 2009. Mr. Martellaro resigned as Director from both Janus Capital Funds Plc and Janus Capital Trust Manager Limited effective November 5, 2007.

5  Prior to joining Janus, Mr. Rulh was Chief Information Officer of Policy Studies Inc., 1899 Syncope Street, Suite 300, Denver, CO 80202, until October 2008.

Jennison Associates LLC

Jennison Associates LLC ("Jennison") is a sub-adviser for the Registrant's Long Duration Fund. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017. Jennison is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Dennis M. Kass Chairman, Director and Chief Executive Officer	Quantitative Management Associates LLC ("QM") Prudential Investment Management, Inc. ("PIM")	Chairman and Manager Director, Senior Managing Director and Vice President

Mehdi A. Mahmud Vice Chairman, Director, Managing Director and Chief Operating Officer	—	—

Spiros Segalas Director, President and Chief Investment Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kathleen A. McCarragher Director and Managing Director	Prudential Trust Company ("PTC")	Vice President

Mirry M. Hwang Secretary, Vice President and Chief Legal Officer	PTC	Assistant Secretary

Joseph M. Carrabes Executive Vice President	PTC	Vice President

Kenneth Moore Executive Vice President, Treasurer and Chief Financial Officer	QM PIM PTC PIM Warehouse, Inc. ("PIMW")	Chief Financial Officer, Manager and Vice President Vice President Executive Vice President Vice President

Stuart S. Parker Executive Vice President	Prudential Investments LLC ("PI") QM	Senior Vice President Vice President

Leslie S. Rolison Executive Vice President	QM	Vice President

Ronald K. Andrews Director	PI QM Prudential Annuities Advisory Services, Inc.	Senior Vice President Manager Senior Vice President

Charles F. Lowrey Director	Prudential Investment Management Services LLC
PIM
Prudential Asset Management Holding Company LLC
PREI Acquisition I, Inc.
LMN Portfolio Company, Inc.
QM
PIMW
Pramerica (GP) Limited
PIM Investments, Inc.
PIM Foreign Investments, Inc.
Pramerica (GP2) Limited	Chief Executive Officer and
President
President, Chairman, Chief
Executive Officer and Director
Chairman, Chief Executive Officer, President and Manager
President
Chairman and Director
Manager
Chairman and Director
Director
Director and President
President
Director

Deborah Hope Wedgeworth Director	QM	Manager

J.P. Morgan Investment Management, Inc.

J. P. Morgan Investment Management, Inc. ("JPMIM") is a sub-adviser for the Registrant's Core Fixed Income and High Yield Bond Funds. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167. JPMIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO

Joseph K. Azelby Head of Real Estate, Managing Director	—	—

Clive Brown Director, Managing Director, Head of International Business	—	—

Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—

Martin R. Porter Global Head of Equities, Managing Director	—	—

George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President

John H. Hunt Director, Managing Director	—	—

Joseph J. Bertini Chief Compliance Officer, Managing Director	—	—

Richard T. Madsen CFO, Director, Managing Director	—	—

Paul A. Quinsee Director, Managing Director	—	—

Scott E. Richter Vice President, Secretary	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lawrence M. Unrein Head of Private Equity and Hedge Funds, Director, Managing Director	—	—

Lee Munder Capital Group, LLC

Lee Munder Capital Group, LLC ("LMCG") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMCG is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder Chairman	—	—

Kenneth Swan Chief Executive Officer	—	—

Jeffrey Davis Chief Investment Officer	Rockefeller & Co. Berklee School of Music International House—NYC	C.I.O. Board of Trustees Board of Trustees

Joseph F. Tower III Chief Financial Offier, Chief Compliance Officer	Mellon Financial Corporation	Vice President

R. Todd Vingers Portfolio Manager	—	—

Andrew L. Beja Portfolio Manager	—	—

Legg Mason Capital Management, Inc.

Legg Mason Capital Management, Inc. ("LMCM") is a sub-adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds. The principal business address of LMCM is 100 International Drive, Baltimore, Maryland 21202. LMCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bill Miller, CFA Chairman and Chief Investment Officer	LMM, LLC	Managing Member

Jennifer Murphy, CFA Chief Executive Officer and President	LMM, LLC	Chief Operations Officer

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of LA Capital is 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025. LA Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LA Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LSV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Massachusetts Financial Services Company

Massachusetts Financial Services Company ("MFS") is an investment sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal address of MFS is 500 Boylston Street, Boston, Massachusetts, 02116. MFS is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert C. Pozen Chairman, Director and Chairman of the Board	Massachusetts Investors Trust;
Massachusetts Investors Growth
Stock Fund;
MFS Series Trust I;
MFS Series Trust II;
MFS Series Trust III;
MFS Series Trust IV;
MFS Series Trust V;
MFS Series Trust VI;
MFS Series Trust VII;
MFS Series Trust VIII;
MFS Series Trust IX;
MFS Series Trust X;
MFS Series Trust XI;
MFS Series Trust XII;
MFS Series Trust XIII;
MFS Series Trust XIV;
MFS Series Trust XV;
MFS Municipal Series Trust;
MFS Variable Insurance Trust;
MFS Institutional Trust;
MFS California Insured
Municipal Fund;
	MFS Charter Income Trust;	Trustee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
MFS Government Markets
Income Trust;
MFS High Income Municipal Trust;
MFS High Yield Municipal Trust;
MFS InterMarket Income Trust I;
MFS Intermediate High Income
Fund;
MFS Intermediate Income Trust;
MFS Investment Grade Municipal
Trust;
MFS Multimarket Income Trust;
MFS Municipal Income Trust;
MFS Special Value Trust
(collectively, the "MFS Family
of Funds")

Robert J. Manning Director, Chief Executive Officer, Chief Investment Officer and President	MFS Institutional Advisors, Inc.
MFS Fund Distributors, Inc.
MFS Service Center, Inc.
MFS International Limited (MIL-Bermuda)
MFS Do Brasil Desenvolvimento
De Mercado LTDA (MIL-Brazil)
MFS Institutional Advisors
(Australia) PTY LIMITED
Sun Life of Canada (U.S.)
Financial Services Holdings, Inc.
Four Pillars Capital, Inc.
The MFS Family of Funds	Director, Chairman of the Board,
and Chief Investment Officer
Director
Director and Chairman of the
Board
Director and Vice President
Advisory Board Member
Director
Director, Chairman of the Board
and President
Director and President
Trustee

Donald A. Stewart Director	Sun Life Financial Inc.	Chief Executive Officer

Jon A. Boscia Director	Sun Life Financial Inc. Sun Life Global Investments, Inc.	President President

Kevin P. Dougherty Director	Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Martin E. Beaulieu Executive Vice President and Director of Global Distribution	MFS Institutional Advisors, Inc.
MFS Fund Distributors, Inc.
MFS International Limited
(MIL-Bermuda)
MFS International (U.K.) Limited
MFS Investment Management
Company (LUX) S.A.
MFS Institutional Advisors
	(Australia) PTD LIMITED	Director Director, Chairman of the Board Director, Chairman of the Board Director Director Director

Robin A. Stelmach Executive Vice President and Chief Operating Officer	MFS Investment Management Company (LUX) S.A.	Director

McKinley Capital Management, LLC

McKinley Capital Management, LLC ("McKinley Capital") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of McKinley Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MetWest") is a sub-adviser for the Registrant's Long Duration and Core Fixed Income Funds. The principal business address of MetWest is 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025. MetWest is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Dubchansky Managing Director	Metropolitan West Funds West Gate Advisors, LLC MWAM Distributors, LLC	Trustee Managing Director Financial and Operational Principal

Tad Rivelle Chief Investment Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Chief Investment Officer, Managing Director Executive Vice President

Laird Landmann President, Portfolio Manager, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	President, Portfolio Manager, Managing Director Trustee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David Lippman Chief Executive Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Chief Executive Officer, Managing Director Principal Executive Officer

Stephen Kane Portfolio Manager, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Portfolio Manager, Managing Director Executive Vice President

Mitchell A. Flack Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Bryan T. Whalen Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

A. Christopher Scibelli Director of Marketing, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC	Director of Marketing, Managing Director Director of Marketing

Patrick A. Moore Director of Client Services, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC	Director of Client Services Director of Client Services

Joseph D. Hattesohl Chief Financial Officer Managing Director	West Gate Advisors, LLC Metropolitan West Funds MWAM Distributors, LLC	Chief Financial Officer Treasurer, Chief Financial Officer President

Keith T. Kirk Chief Compliance Officer	MWAM Distributors, LLC Metropolitan West Funds West Gate Advisors, LLC	Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

Cal Rivelle Chief Operating Officer	West Gate Advisors, LLC	Chief Operating Officer

George P. Ristic Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer

Neuberger Berman Management LLC

Neuberger Berman Management LLC ("NBML") is a sub-adviser for the Registrant's Small Cap and Large Cap Funds. The principal business address of NBML is 605 Third Avenue, New York, New York 10158. NBML is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Conti Senior Vice President	Neuberger Berman, LLC Lehman Brothers Income Funds Neuberger Berman Equity Funds Neuberger Berman Advisers Management Trust	Managing Director President and CEO President and CEO President and CEO

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Neuberger Berman Intermediate
Municipal Fund Inc.
Neuberger Berman New York
Intermediate Municipal Fund Inc.
Neuberger Berman California
Intermediate Municipal Fund Inc.
Neuberger Berman Income
Opportunity Fund Inc.
Neuberger Berman Real Estate
Securities Income Fund Inc.
Neuberger Berman Dividend
	Advantage Fund Inc.	President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO

Joseph Amato Director	Neuberger Berman, LLC	Chief Executive Officer

Oppenheimer Capital LLC

Oppenheimer Capital LLC ("Oppenheimer Capital") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Oppenheimer Capital is 1345 Avenue of the Americas, New York, New York 10105. Oppenheimer Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary McAnly Managing Director and Head of Trading	Allianz Global Investors Management Partners LLC	Trader

Charles Field Chief Legal Officer	Allianz Global Investors Management Partners LLC Nicholas-Applegate Capital Management LLC	Managing Director, Chief Legal Counsel and Chief Compliance Officer Managing Director and General Counsel

Michael Puntoriero Chief Financial Officer	MetroPark USA, Inc.
Allianz Global Investors
Advertising Agency Inc.
Allianz Global Investors of
America LLC
Allianz Global Investors of
America L.P.
Allianz Global Investors of
America Holdings Inc.
Allianz Global Investors
Distributors LLC
Allianz Global Investors Fund
	Management LLC	Director Chief Financial Officer Managing Director and Chief Financial Officer Managing Director and Chief Financial Officer Chief Financial Officer Managing Director Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Allianz Global Investors Managed
Accounts LLC
Allianz Global Investors NY
Holdings LLC
Allianz Global Investors Solutions
LLC
Allianz Global Investors
Management Partners LLC
Allianz Global Investors U.S.
Holding LLC
Allianz Global Investors U.S.
Retail LLC
Allianz-PacLife Partners LLC
Alpha Vision LLC
Alpha Vision Capital Advisors
LLC
Alpha Vision Capital
Management LLC
Alpha Vision Capital
Management LLC
NFJ Investment Group L.P.
NFJ Management Inc.
Nicholas-Applegate Capital
Management LLC
Nicholas-Applegate Holdings
LLC
OpCap Advisors LLC
Oppenheimer Group, Inc.
Pacific Investment Management
Company LLC
PIMCO Australia Pty Ltd.
PIMCO Canada Holding LLC
PIMCO Canada Management Inc.
PIMCO Canada Corp.
PIMCO Europe Limited
PIMCO Global Advisors LLC
PIMCO Global Advisors
(Resources) Limited
PIMCO Japan Ltd.
StocksPLUS Management, Inc.
Vision Holdings LLC	Chief Financial Officer
Chief Financial Officer

Chief Financial Officer
Managing Director and Chief
Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Director and Chief Financial
Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Deborah Wussow Chief Compliance Officer	Allianz Global Investors Management Partners LLC Nicholas-Applegate Capital Management LLC Allianz Global Investors Solutions LLC	Senior Vice President and Deputy Chief Compliance Officer Senior Vice President and Chief Compliance Officer Chief Compliance Officer

Horacio Valeiras Managing Director and Chief Investment Officer	Allianz Global Investors Management Partners Nicholas-Applegate Institutional Funds Nicholas-Applegate Capital Management LLC Nicholas-Applegate Securities LLC The Bishops School San Diego Rowing Club	Chief Investment Officer and Member of the Management Board President and Trustee Managing Director and Chief Investment Officer Managing Director and Chief Investment Officer Director Director

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Emerging Markets Equity and Small/Mid Cap Equity Funds. The principal business address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. PanAgora is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Principal Global Investors, LLC

Principal Global Investors, LLC ("PGI") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of PGI is 801 Grand Avenue, Des Moines, Iowa 50392. PGI is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PGI has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap and Screened World Equity Ex-US Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC Prudential Annuities Advisory Services, Inc.	Director Senior Vice President Senior Vice President

Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Investment Management, Inc	Chairman & CEO Senior Managing Director, Director and Vice President

Deborah Hope Wedgeworth Manager	Jennison Associates LLC	Director

Kenneth Moore Manager, Vice President and Chief Financial Officer	Prudential Investment Management, Inc. Jennison Associates LLC Prudential Trust Company PIM Warehouse, Inc. The Prudential Insurance Company of America	Vice President Executive Vice President and Treasurer Director and Executive Vice President Vice President Vice President

Scott L. Hayward Manager and Chief Executive Officer	Prudential Trust Company The Prudential Insurance Company of America Prudential Investment Management, Inc.	Director Vice President and Executive Vice President Vice President

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company Prudential Investment Management, Inc.	Vice President Vice President

Charles F. Lowrey Manager	Pramerica (GP) Limited Pramerica (GP2) Limited PIM Foreign Investments, Inc. PIM Warehouse, Inc. Prudential Investment Management Services, LLC The Prudential Insurance Company of America	Director Director President Chairman and Director President and CEO Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Prudential Investment Management, Inc. PIM Investments, Inc. Prudential Asset Management Holding Company, LLC LMN Portfolio Company, Inc.	Chairman, Director, CEO and President President and Director Manager, Chairman, CEO and President Chairman and Director

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity and World Equity Ex-US Funds. The principal business address of Rexiter is 80 Cannon Street, London EC4N 6HL, United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth King Chairman	—	—

Arzu Akkemik Director, Senior Investment Manager	—	—

Helena Coles Director, Senior Investment Manager	—	—

Adrian Cowell Director, Senior Investment Manager	—	—

Murray Davey Managing Director, CIO, Global Emerging Markets Senior Investment Manager	—	—

Guido Giammattei Investment Manager	—	—

Christopher James Director, Senior Investment Manager	—	—

Jamshed Desai Senior Investment Manager	—	—

Gavin MacLachlan Director, Chief Operating Officer and Company Secretary	—	—

John Marton Managing Director, CIO and Fixed Income Senior Investment Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Nicholas Payne Director and Senior Investment Manager	—	—

Christopher Vale Managing Director, CIO Asia and Senior Investment Manager	—	—

Jared Chase Non-Executive Director	State Street Global Alliance (US)	Chairman

Shawn Johnson Non-Executive Director	SSgA (US)	Senior Managing Director

Stephanie Jones Legal Counsel	State Street Global Alliance (US)	Legal Counsel

Guy Jackson Chief Compliance Officer	—	—

Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting

Jacqueline Angell Compliance	SSgA (US)	Compliance—Code of Ethics

Sylvana Billings Chief Financial Officer	—	—

Robeco Investment Management Inc.

Robeco Investment Management Inc. ("Robeco") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Robeco is 909 Third Avenue, New York, New York 10022. Robeco is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William G. Butterly, III Chief Operating Officer and Chief Compliance Officer	Robeco Investment Management, Inc. Sustainable Asset Management USA, Inc. Robeco Securities, L.L.C. Robeco Institutional Asset Management US, Inc. Robeco Trust Company	Senior Managing Director, Chief
Operating Officer, Chief
Compliance Officer, General
Counsel and Secretary
Chief Legal Officer, Chief
Compliance Officer and
Secretary
Chief Legal Officer
Chief Legal Officer, Chief
Compliance Officer and
Secretary
Director, Chief Operating Officer
and Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Matthew J. Davis Treasurer and Chief Financial Officer	Robeco Investment Management, Inc. Robeco Institutional Asset Management US, Inc. Robeco Securities, L.L.C. Robeco Trust Company	Senior Managing Director, Treasurer and Chief Financial Officer Director, President and Treasurer Chief Financial Officer Director, Chief Financial Officer and Treasurer

Mark E. Donovan Co-Chief Executive Officer	Robeco Investment Management, Inc. Robeco Trust Company	Senior Managing Director, Portfolio Manager Director, Chairman of the Board and Co-Chief Executive Officer

Joseph F. Feeney, Jr. Co-Chief Executive Officer	Robeco Investment Management, Inc. Robeco Trust Company	Senior Managing Director, Chief Investment Officer—Equities, Portfolio Manager Director, Vice Chairman of the Board, President, Co-Chief Executive Officer and Chief Investment Officer

Paul F. Healey Director of Sales, Marketing and Client Service	Robeco Investment Management, Inc. Mellon Capital Management Franklin Portfolio Associates	Senior Managing Director, Head of Sales, Marketing and Client Service Executive Vice President President and Chief Operating Officer

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Security Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services, Inc. SEI Trust Company	Executive Vice President Director Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Inc. LSV Asset Management SEI Investments (Asia), Limited SEI Asset Korea, Co Ltd SEI Investments (South Africa) Limited SEI Global Services, Inc. SEI Investments Canada Company	Director Management Committee Director Director Director Vice President Director

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Trust Company
SEI Funds, Inc
SEI Investments, Inc
SEI Global Investments Corp.
SEI Insurance Group, Inc.
SEI Advanced Capital
Management, Inc
SEI Primus Holding Corp
SEI Global Services, Inc
SEI Private Trust Company
SEI SIMC Holdings, LLC
LSV Asset Management
SEI Global Capital
Investments, Inc
SEI Investments (Asia) Limited
SEI European Services
Limited U.K.
SEI Asset Korea, Co Ltd
SEI Investments Global,
Limited Ireland
Larington Limited
SEI Investments—Global Fund
Services Limited
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development Inc	Executive Vice President, Chief
Compliance Officer, Assistant
Secretary
Director, Vice President
Vice President, Secretary
Vice President, Secretary
Director, Vice President,
Secretary
Director, Vice President,
Assistant Secretary
Director, Vice President,
Secretary
Vice President, Assistant
Secretary
Director, Senior Vice President,
Assistant Secretary
Director, Vice President
Manager
Management Committee
Vice President, Secretary
Director
Director
Director
Director
Director
Director
Vice President, Secretary
Vice President, Secretary
Manager
Vice President, Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Global Funds Services SEI Investments Canada Company	Vice President, Assistant Secretary Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Global Services Inc
SEI Investments Global
(Cayman) Limited
SEI Global Holdings
(Cayman) Inc
SEI Investments—Global Fund
Services Limited
SEI Investments Global
	(Bermuda) Ltd	Executive Vice President Director Director, Senior Vice President Director Chairman of the Board, Chief Executive Officer Director Director, President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp
SEI Global Services, Inc
SEI Investments (Asia), Limited
SEI Investments (Europe) Ltd
UK/GER/NL
SEI Global Nominee Ltd
SEI European Services
Limited U.K.
SEI Asset Korea, Co. Ltd
SEI Investments—Unit Trust
Management (UK) Limited
SEI Investments Global,
Limited Ireland
SEI Investments (South Africa)
Limited
SEI Investments Canada
	Company	Executive Vice President President Senior Vice President Director Managing Director Director Director Director, Chairman of the Board Director Director Director Director, President

Kevin Barr Director & President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc.	Executive Vice President President, Chief Executive Officer Vice President

Kathy Heilig Vice President & Treasurer	SEI Investments Company SEI Funds Inc SEI Investments, Inc SEI Global Investments Corp	Vice President, Controller & Chief Accounting Officer Director, Vice President, Treasurer Director, Vice President, Treasurer Director, Vice President & Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Insurance Group, Inc
SEI Advanced Capital
Management, Inc
SEI Primus Holding Corp
SEI Global Services, Inc.
SEI Global Capital Investments,
Inc
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc
SEI Ventures, Inc
SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc
SEI Investments Global Funds
Services	Vice President, Treasurer
Director, Vice President, Treasurer
Director, Vice President, Treasurer
Treasurer
Director, Vice President, Treasurer
Vice President, Treasurer
Vice President, Assistant
Secretary & Treasurer
Director, Vice President, Treasurer
Manager, Vice President,
Treasurer
Director, Vice President, Treasurer
Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SEI Funds Inc SEI Global Services Inc SEI SIMC Holdings, LLC SEI Investments Global (Bermuda) Ltd SIMC Subsidiary LLC SEI Investments Global Funds Services	Vice President—Legal, Assistant Secretary Vice President Vice President & Assistant Secretary Manager Vice President Manager General Counsel, Vice President & Secretary

Aaron Buser Vice President & Assistant Secretary	—	—

Felicity Jay Vice President & Assistant Secretary	—	—

David McCann Vice President & Assistant Secretary	—	—

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael Pang Vice President & Assistant Secretary	SEI Funds Inc. SEI Global Services Inc SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc SEI Investments Global Funds Services	Vice President Vice President & Assistant Secretary Director, Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary

J. Celeste S. Burns Vice President & Assistant Secretary	—	—

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Crowe Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Private Trust Company	Trust Officer

John Fisher Vice President	—	—

Linda Kerr Vice President	—	—

Paul Klauder Vice President	SEI Global Services Inc SEI Investments Canada Company	Vice President Vice President

John J. McCue Vice President	—	—

Greg McIntire Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc SEI Investments Canada Company	Vice President Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Micelli Vice President	SEI Global Services Inc	Vice President

James V. Morris Vice President	SEI Global Services Inc	Vice President

Stephen Onofrio Vice President	SEI Global Services Inc	Vice President

Alison Saunders Vice President	SEI Global Services Inc	Vice President

John Scarpato Vice President	SEI Global Services Inc	Vice President

Sandra Schaufler Vice President	—	—

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Robert Wrzesniewski Vice President	SEI Global Services Inc	Vice President

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a sub-adviser for the Registrant's Large Cap Index Fund. The principal business address of SSgA FM is One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Edward Ross President & Director	State Street Global Advisors, a division of State Street Bank and Trust Company	Senior Managing Director

Phillip Gillespie Chief Legal Officer & Director	State Street Global Advisors	General Counsel

Thomas P. Kelly Treasurer	State Street Global Advisors	Treasurer

Shawn C.D. Johnson Director	State Street Global Advisors	Senior Managing Director

Cuan Coulter Chief Compliance Officer	State Street Global Advisors	Chief Compliance Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Tracy Atkinson Director	State Street Corporation	Chief Compliance Officer

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Peter J. Wilby Chief Investment Officer and Managing Member of General Partner	Stone Harbor Investments Funds	President

Thomas W. Brock Chief Executive Officer	Columbia Management Multi-Strategy Hedge Fund LLC BACAP Alternative Multi-Strategy Fund LLC Liberty All-Star Fund Liberty Growth Fund Stone Harbor Investments Funds	Director Director Director Director Chairman

James J. Dooley Chief Financial Officer	Stone Harbor Investments Funds	Treasurer and Chief Financial Officer

Jeffrey S. Scott Chief Compliance Officer	Stone Harbor Investments Funds	Chief Compliance Officer

Adam J. Shapiro General Counsel	Stone Harbor Investments Funds	Secretary and Anti-Money Laundering Officer

UBS Global Asset Management (Americas) Inc.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is a sub-adviser for the Registrant's Enhanced LIBOR Opportunities Fund. The principal business address of UBS is One North Wacker Drive, Chicago, Illinois 60606. The list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant. UBS Global AM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark F. Kemper Managing Director, Secretary and Head of Legal—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Managing Director, Secretary and Head of Legal—Americas Secretary and Trust Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Barry M. Mandinach Board Director, Vice President, Managing Director and Chief Marketing Officer— Americas	UBS Global AM (US)	Board Director, President and Chief Marketing Officer— Americas and Managing Director

Joseph McGill Managing Director and Chief Compliance Officer—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Managing Director and Chief Compliance Officer— Americas Trust Officer and Chief Compliance Officer

John Moore Board Director, Managing Director, Treasurer and Head of Financial Control—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Board Director, Managing Director, Treasurer and Head of Financial Control— Americas Treasurer

Kai R. Sotorp Board Director, President and Head of the Americas and Member of the UBS Group Managing Board	UBS Global AM (US) UBS Group Managing Board UBS Global Asset Management Trust Company	Board Director and Vice President Member President and Chairman

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap, Enhanced LIBOR Opportunities, Small/Mid Cap Equity, International Equity, World Equity Ex-US and Real Return Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Core Fixed Income Funds. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wells Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bruce D. Alberts Chief Financial Officer	—	—

Peter L. Bain Director	Legg Mason Capital
Management, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Global Investment
Management, LLC
Brandywine Global Investment
Management (Asia) Pte Ltd.
Clearbridge Advisors, LLC
Clearbridge Asset
Management, Inc.
Global Currents Investment
Management, LLC
Legg Mason, Inc.
Barrett Associates, Inc.
Bartlett & Co.
Legg Mason Fund Adviser, Inc.
Legg Mason Canada
Holdings Ltd.
Legg Mason Funding Corp.
Legg Mason Global Asset
Allocation, LLC
Legg Mason Investment
Counsel, LLC
Legg Mason Partners Fund
Advisor, LLC
Legg Mason Real Estate
Investors, Inc.
Legg Mason Real Estate
Securities Advisors, Inc.
Legg Mason Realty Capital, Inc.
Legg Mason Realty Group, Inc.
Legg Mason Realty Partners, Inc.
Legg Mason Tower, Inc.
LMRC II, Inc.
LMRC Properties, Inc.	Director
Director
Manager
Director
Manager
Director
Manager
Senior Executive VP
Director
Director
Director
Director
Director
Manager
Manager
Manager
Director
Director
President and Director
President and Director
President and Director
President and Director
President and Director
President and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
PCM Holdings I, Inc.
PCM Holdings II, Inc.
Permal Asset Management, Inc.
Royce & Associates, LLC
Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
	Company Pte, Ltd (Singapore)	Director Director Director Manager Director Director Director Director Director

Jeffrey A. Nattans Director	Legg Mason, Inc.
Legg Mason International
Holdings, LLC
Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management Pte,
	Ltd (Singapore)	Vice President Manager and Vice President Director Director Director Director Director

James W. Hirschmann III Director, CEO	Western Asset Management Company Ltd.	Director

Gavin L. James Director of Global Client Service and Marketing	—	—

Brett B. Canon Director of Risk Management and Operations	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
D. Daniel Fleet President	Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
	Company Pte, Ltd (Singapore)	Director Director Director Director Director

Daniel E. Giddings Assistant Secretary	—	—

Dennis J. McNamara Director of Portfolio Operations	—	—

Charles A. Ruys de Perez Secretary, General Counsel and Head of Legal and Compliance	—	—

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western Asset Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom. Western Asset Limited is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael B. Zelouf Director, Head of London Operations	—	—

Peter L. Bain Director	Legg Mason Capital
Management, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Global Investment
Management, LLC
Brandywine Global Investment
Management (Asia) Pte Ltd.
Clearbridge Advisors, LLC
Clearbridge Asset
Management, Inc.
Global Currents Investment
	Management, LLC	Director Director Manager Director Manager Director Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Legg Mason, Inc.
Barrett Associates, Inc.
Bartlett & Co.
Legg Mason Fund Adviser, Inc.
Legg Mason Canada
Holdings Ltd.
Legg Mason Funding Corp.
Legg Mason Global Asset
Allocation, LLC
Legg Mason Investment
Counsel, LLC
Legg Mason Partners Fund
Advisor, LLC
Legg Mason Real Estate
Investors, Inc.
Legg Mason Real Estate
Securities Advisors, Inc.
Legg Mason Realty Capital, Inc.
Legg Mason Realty Group, Inc.
Legg Mason Realty Partners, Inc.
Legg Mason Tower, Inc.
LMRC II, Inc.
LMRC Properties, Inc.
PCM Holdings I, Inc.
PCM Holdings II, Inc.
Permal Asset Management, Inc.
Royce & Associates, LLC
Western Asset Management
Company
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
Company Pte, Ltd (Singapore)	Senior Executive VP
Director
Director
Director
Director
Director
Manager
Manager
Manager
Director
Director
President and Director
President and Director
President and Director
President and Director
President and Director
President and Director
Director
Director
Director
Manager
Director
Director
Director
Director
Director

Jeffrey A. Nattans Director	Legg Mason, Inc. Legg Mason International Holdings, LLC Western Asset Management Company	Vice President Manager and Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Western Asset Management Company Ltd (Tokyo) Western Asset Management Company Pty Ltd (Australia) Western Asset Management (UK) Holdings Limited Western Asset Management Pte, Ltd (Singapore)	Director Director Director Director

James W. Hirschmann III Managing Director	Western Asset Management Company	Director

Suzanne Taylor-King Finance Officer	—	—

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, L.P.	October 1, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Forward Funds	August 14, 2008

Global X Funds	October 24, 2008

FaithShares Trust	August 7, 2009

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Office With Underwriter	Positions and Offices With Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

John C. Munch	General Counsel & Secretary	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

John Coary	Vice President & Assistant Secretary	—

John Cronin	Vice President	—

Robert Silvestri	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

Acadian Asset Management LLC
One Post Office Square
Boston, Massachusetts 02109

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Analytic Investors, LLC
555 West Fifth Street
50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
Two Greenwich Plaza
3rd Floor
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

ARONSON+JOHNSON+ORTIZ, LP
230 South Broad Street
20th Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Limited
61 Aldwych
London WC2B 4AE, United Kingdom

AXA Rosenberg Investment Management LLC
4 Orinda Way
Building E
Orinda, California 94563

The Boston Company Asset Management LLC
One Boston Place
Boston, Massachusetts 02108

Brigade Capital Management, LLC
399 Park Avenue
16th Floor
New York, New York 10022

Declaration Management & Research LLC
1800 Tysons Boulevard, Suite 200
McLean, Virginia 22102

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Goldman Sachs Asset Management, L.P.
32 Old Slip
New York, New York 10005

Guggenheim Investment Management, LLC
135 East 57th Street
6th Floor
New York, New York 10022

ING Investment Management Advisors, B.V.
Prinses Beatrixlaan 15
2595 AK The Hague, The Netherlands

INTECH Investment Management LLC
525 Okeechobee Boulevard
Suite 1800
West Palm Beach, Florida 33401

Integrity Asset Management, LLC
401 West Main Street
Suite 2100
Louisville, Kentucky 40202

Janus Capital Management LLC
151 Detroit Street
Denver, Colorado 80206

Jennison Associates LLC
1000 Winter Street
Suite 4900
Waltham, Massachusetts 02451
and
466 Lexington Avenue
New York, New York 10017

J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

Lee Munder Capital Group, LLC
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Legg Mason Capital Management, Inc.
100 International Drive
Baltimore, Maryland 21202

Los Angeles Capital Management and Equity Research, Inc.
11150 Santa Monica Boulevard
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

McKinley Capital Management, LLC
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management LLC
11766 Wilshire Boulevard, Suite 1500
Los Angeles, California 90025

Neuberger Berman Management LLC
605 Third Avenue
New York, New York 10158

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, New York 10105

PanAgora Asset Management Inc.
470 Atlantic Avenue
8th Floor
Boston, Massachusetts 02210

Principal Global Investors, LLC
801 Grand Avenue
Des Moines, Iowa 50392

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Rexiter Capital Management Limited
80 Cannon Street
London EC4N 6HL, United Kingdom

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research & Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

SSgA Funds Management, Inc.
One Lincoln Street
Boston, Massachusetts 02111

Stone Harbor Investment Partners LP
31 West 52nd Street
16th Floor
New York, New York 10019

UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, Illinois 60606

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard, 6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A 2EN, United Kingdom

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers or Shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 44 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 8th day of October, 2009.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	* Rosemarie B. Greco	Trustee	October 8, 2009

	* William M. Doran	Trustee	October 8, 2009

	* George J. Sullivan, Jr.	Trustee	October 8, 2009

	* James M. Storey	Trustee	October 8, 2009

	/S/ ROBERT A. NESHER Robert A. Nesher	Trustee	October 8, 2009

	* Nina Lesavoy	Trustee	October 8, 2009

	* James M. Williams	Trustee	October 8, 2009

	* Mitchell A. Johnson	Trustee	October 8, 2009

	* Hubert L. Harris, Jr.	Trustee	October 8, 2009

	/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	October 8, 2009

	/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	October 8, 2009

*By:	/s/ Robert A. Nesher Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-99.B(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.